Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables

Note 13 –Trade and Other Payables

Trade and other payables consist of the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Current:
Trade and other payables – non-related parties	3,178,650	3,485,774
Trade and other payables – related parties	260,004	181,507
Subtotal	3,438,654	3,667,281
Non-current:
Trade and other payables – non-related parties	1,196,039	-
Trade and other payables – related parties	-	763
Subtotal	1,196,039	763
Total	4,634,693	3,668,044

Trade payables mainly represent amounts due to vendors, including independent third party and related parties, who delivered the consultancy services. Other payables mainly represent accruals, VAT and other taxes payable.